COMMITMENTS AND CONTINGENCIES (Minimum Rental Payments Under Operating Lease Agreements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2018	$ 2,569
2019	2,455
2020	2,044
2021	1,706
2022	1,674
Total	10,448
Rental expense	$ 2,172	$ 2,139	$ 1,781